Goodwill and Intangibles, net - Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Beginning balance	$ 157.4	$ 117.4
Measurement Period Adjustment	7.2	0.8
Acquisitions		44.6
Dispositions		(5.4)
Impairments	(51.8)
Translation	(0.3)
Ending balance	112.5	157.4
Construction
Goodwill [Roll Forward]
Beginning balance	82.2	38.6
Measurement Period Adjustment	7.1	0.0
Acquisitions		43.6
Dispositions		0.0
Impairments	0.0
Translation	(0.3)
Ending balance	89.0	82.2
Energy
Goodwill [Roll Forward]
Beginning balance	2.1	2.1
Measurement Period Adjustment	0.0	0.0
Acquisitions		0.0
Dispositions		0.0
Impairments	0.0
Translation	0.0
Ending balance	2.1	2.1
Telecom
Goodwill [Roll Forward]
Beginning balance	4.4	3.4
Measurement Period Adjustment	0.1	0.0
Acquisitions		1.0
Dispositions		0.0
Impairments	(4.5)
Translation	0.0
Ending balance	0.0	4.4
Insurance
Goodwill [Roll Forward]
Beginning balance	47.3	47.3
Measurement Period Adjustment	0.0	0.0
Acquisitions		0.0
Dispositions		0.0
Impairments	(47.3)
Translation	0.0
Ending balance	0.0	47.3
Life Sciences
Goodwill [Roll Forward]
Beginning balance	0.0	3.6
Measurement Period Adjustment	0.0	0.0
Acquisitions		0.0
Dispositions		(3.6)
Impairments	0.0
Translation	0.0
Ending balance	0.0	0.0
Broadcasting
Goodwill [Roll Forward]
Beginning balance	21.4	20.6
Measurement Period Adjustment	0.0	0.8
Acquisitions		0.0
Dispositions		0.0
Impairments	0.0
Translation	0.0
Ending balance	21.4	21.4
Other
Goodwill [Roll Forward]
Beginning balance	0.0	1.8
Measurement Period Adjustment	0.0	0.0
Acquisitions		0.0
Dispositions		(1.8)
Impairments	0.0
Translation	0.0
Ending balance	$ 0.0	$ 0.0